PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Summary of Combined carrying amounts of goodwill allocated to each cash-generating unit (Detail) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Growth rates (as a percent)	3.50%	2.70%
Assumptions
Risk-free fee (T-Note 10y) (as a percent)	3.51%
Market risk premium (as a percent)	4.60%
BR
Assumptions
Inflation (as a percent)	3.76%
Country risk premium (as a percent)	4.40%
Tax rate (as a percent)	34.00%
US
Assumptions
Inflation (as a percent)	2.00%
UK
Assumptions
Inflation (as a percent)	2.00%
Country risk premium (as a percent)	0.88%
Tax rate (as a percent)	19.00%
ARG
Assumptions
Country risk premium (as a percent)	17.55%
Tax rate (as a percent)	30.00%
Bottom of range [member]
Disclosure of information for cash-generating units [line items]
Discount rates (as a percent)	11.80%	10.10%
Top of range [member]
Disclosure of information for cash-generating units [line items]
Discount rates (as a percent)	12.40%	24.80%
Brands and patents [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	R$ 146,279	R$ 154,722
Licenses and authorizations [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets		436,594
Cash-generating units [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	1,391,974	1,460,072
UGC Moove [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	1,254,253	1,296,266
UGC Moove [member] | Brands and patents [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	146,279	154,722
UGC Moove [member] | Licenses and authorizations [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets
UGC Compass [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	100,192	100,192
UGC Compass [member] | Brands and patents [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets
UGC Compass [member] | Licenses and authorizations [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets
UGC Rumo [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	37,529	37,529
UGC Rumo [member] | Brands and patents [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets
UGC Rumo [member] | Licenses and authorizations [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets
UGC Cosan corporate [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets		26,085
UGC Cosan corporate [member] | Brands and patents [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets
UGC Cosan corporate [member] | Licenses and authorizations [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets		R$ 436,594